LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.46%
INVESTMENT COMPANIES–95.46%
Equity Funds–25.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS Value Fund	419,126	$ 18,498,135
LVIP SSGA Large Cap 100 Fund	3,020,105	37,872,116
LVIP SSGA Mid-Cap Index Fund	2,173,498	24,682,249
LVIP SSGA S&P 500 Index Fund	7,188,473	140,829,370
LVIP SSGA Small-Cap Index Fund	1,250,877	36,445,560
LVIP T. Rowe Price Growth Stock Fund	1,194,597	53,425,943
		311,753,373
Fixed Income Funds–56.12%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	7,849,417	80,362,331
LVIP Delaware Bond Fund	16,592,937	235,619,714
LVIP JPMorgan High Yield Fund	3,400,816	37,221,933
LVIP PIMCO Low Duration Bond Fund	2,285,719	23,097,188
LVIP SSGA Bond Index Fund	4,880,034	57,442,887
LVIP SSGA Short-Term Bond Index Fund	1,104,730	11,506,865
LVIP Western Asset Core Bond Fund	22,735,769	234,837,754
		680,088,672
Global Equity Fund–2.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,407,179	24,716,917
		24,716,917
Global Fixed Income Fund–0.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	966,077	11,456,701
		11,456,701
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–10.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	1,639,146	$ 29,429,231
LVIP Mondrian International Value Fund	1,126,025	18,063,700
LVIP SSGA Developed International 150 Fund	1,637,077	12,833,046
LVIP SSGA Emerging Markets Equity Index Fund	1,137,039	12,056,019
LVIP SSGA International Index Fund	6,047,081	56,564,394
		128,946,390
Total Affiliated Investments (Cost $992,096,463)		1,156,962,053

UNAFFILIATED INVESTMENTS–4.41%
INVESTMENT COMPANIES–4.41%
Equity Fund–2.04%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	800,243	24,695,484
		24,695,484
Money Market Fund–2.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	28,703,920	28,703,920
		28,703,920
Total Unaffiliated Investments (Cost $53,748,429)		53,399,404

TOTAL INVESTMENTS–99.87% (Cost $1,045,844,892)	1,210,361,457
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	1,573,102
NET ASSETS APPLICABLE TO 86,837,930 SHARES OUTSTANDING–100.00%	$1,211,934,559

✧✧ Standard Class shares.
✠ Initial Class.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
281	U.S. Treasury 5 yr Notes	$33,480,711	$33,696,076	12/31/19	$—	$(215,365)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,156,962,053	$—	$—	$1,156,962,053
Unaffiliated Investment Companies	53,399,404	—	—	53,399,404
Total Investments	$1,210,361,457	$—	$—	$1,210,361,457
Derivatives:
Liabilities:
Futures Contract	$(215,365)	$—	$—	$(215,365)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.46%@
Equity Funds-25.72%@
✧✧LVIP MFS Value Fund	$11,380,169	$6,286,090	$1,447,962	$(44,758)	$2,324,596	$18,498,135	419,126	$216,068	$—
✧✧LVIP SSGA Large Cap 100 Fund	33,954,484	4,321,222	3,932,554	(29,097)	3,558,061	37,872,116	3,020,105	2,467,970	—
✧✧LVIP SSGA Mid-Cap Index Fund	22,544,492	3,775,192	3,073,716	29,220	1,407,061	24,682,249	2,173,498	2,477,055	—
✧✧LVIP SSGA S&P 500 Index Fund	108,098,787	26,405,199	10,991,407	507,112	16,809,679	140,829,370	7,188,473	5,253,854	—
✧✧LVIP SSGA Small-Cap Index Fund	55,965,965	5,152,143	30,530,885	(1,684,838)	7,543,175	36,445,560	1,250,877	1,805,655	—
✧✧LVIP T. Rowe Price Growth Stock Fund	45,325,112	8,953,507	6,205,285	191,391	5,161,218	53,425,943	1,194,597	3,103,801	—
Fixed Income Funds-56.12%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	66,563,132	16,330,635	6,307,033	(129,341)	3,904,938	80,362,331	7,849,417	—	—
✧✧LVIP Delaware Bond Fund	232,313,198	5,821,195	22,065,865	(202,465)	19,753,651	235,619,714	16,592,937	705,230	—
✧✧LVIP JPMorgan High Yield Fund	35,798,315	907,361	3,231,329	(49,699)	3,797,285	37,221,933	3,400,816	98,274	—
✧✧LVIP PIMCO Low Duration Bond Fund	40,231,648	1,551,328	19,583,422	147,545	750,089	23,097,188	2,285,719	144,322	—
✧✧LVIP SSGA Bond Index Fund	57,814,026	1,813,135	6,785,461	112,635	4,488,552	57,442,887	4,880,034	73,346	—
✧✧LVIP SSGA Short-Term Bond Index Fund	11,498,256	583,926	1,007,989	12,084	420,588	11,506,865	1,104,730	29,740	—
✧✧LVIP Western Asset Core Bond Fund	229,226,769	5,839,622	21,713,806	(187,007)	21,672,176	234,837,754	22,735,769	—	—
Global Equity Fund-2.04%@
✧✧LVIP Blackrock Global Real Estate Fund	12,456,839	11,300,347	2,659,217	67,580	3,551,368	24,716,917	2,407,179	90,501	—
Global Fixed Income Fund-0.94%@
✧✧LVIP Global Income Fund	11,594,097	278,052	1,204,550	52,809	736,293	11,456,701	966,077	—	—
International Equity Funds-10.64%@
✧✧LVIP MFS International Growth Fund	28,735,229	1,582,046	4,340,512	505,515	2,946,953	29,429,231	1,639,146	1,284,332	—
✧✧LVIP Mondrian International Value Fund	17,137,369	2,112,311	2,193,671	48,244	959,447	18,063,700	1,126,025	362,022	—
✧✧LVIP SSGA Developed International 150 Fund	11,894,138	1,725,039	1,476,189	(837)	690,895	12,833,046	1,637,077	134,321	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	35,939,870	2,515,999	27,824,008	975,800	448,358	12,056,019	1,137,039	25,347	—
LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$53,806,044	$2,946,023	$6,892,893	$(151,976)	$6,857,196	$56,564,394	6,047,081	$61,929	$—
Total	$1,122,277,939	$110,200,372	$183,467,754	$169,917	$107,781,579	$1,156,962,053		$18,333,767	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Conservative Allocation Managed Risk Fund–5